Segments - Identifiable Assets by Segment (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Assets	$ 1,703,826	$ 1,643,410
Cash and cash equivalents	67,495	68,535	$ 101,734	$ 200,300
Other	474	474
Kamsarmax pool
Assets	553,790	549,444
Scorpio Ultramax Pool
Assets	994,812	1,028,798
Corporate Segment
Cash and cash equivalents	55,884	59,278
Other	$ 99,340	$ 5,890